CONDENSED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		6 Months Ended		28 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014
Revenues:
Monthly business listing fees	$ 0	$ 0	$ 0	$ 0	$ 525
Total Revenues	0	0	0	0	525
Cost of revenues	0	0	0	0	103
Gross Profit	0	0	0	0	422
Stock based compensation	0	0	8,250	0	8,250
General and administrative	1,152	157	26,559	5,452	77,876
General and administrative costs from a related party	15,000	0	30,000	0	60,000
Total operating expenses	16,152	157	64,809	5,452	146,126
Loss from operations	(16,152)	(157)	(64,809)	(5,452)	(145,704)
Interest expense	1,287	237	2,106	474	3,937
Total other expenses (income)	1,287	237	2,106	474	3,937
Loss before taxes	(17,439)	(394)	(66,915)	(5,926)	(149,640)
Income tax provision	0	0	0	0	250
Net loss applicable to common shareholders	$ (17,439)	$ (394)	$ (66,915)	$ (5,926)	$ (149,890)
Net loss per share - basic and diluted	$ 0.00	$ 0.00	$ (0.02)	$ 0
Weighted number of shares outstanding - Basic and diluted	4,132,000	3,500,000	4,081,583	3,500,000